RESEARCH AND DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development [Abstract]
Gross research and development	$ 82,649	$ 75,980	$ 64,346
Government tax credits	(1,712)	(2,868)	(2,561)
Total	$ 80,937	$ 73,112	$ 61,785